Accounts Payable and Accrued Expenses	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Accounts Payable and Accrued Expenses

Note 10. Accounts Payable and Accrued Expenses

Significant components of accounts payable and accrued expenses at December 31, 2021 and 2020 are as follows:

	December 31, 2021	December 31, 2020

Accrued expenses	$385,776	$223,671
Accounts payable	375,774	330,095
Accrued legal costs	253,901	348,460
Accrued salary and payroll taxes	50,228	—
Total	$1,065,679	$902,226

As of December 31, 2021 and 2020, the Company owed Virhtech Gmbh, a related party of the Company, $124,370 and $153,300, respectively, for services performed for the Company and is classified as accounts payable – related party on the consolidated balance sheets.